Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgements and Estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
3.	SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the Group’s financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, which has the most significant effect on the amounts recognized in the financial statements:

Determination of functional currency

In determining the functional currency of each entity of the Group, judgement is required to determine and consider the currency that mainly influences sale prices of services and of the country/jurisdiction whose competitive forces and regulations mainly determines the sales prices of services; the currency that mainly influences labor and other costs of providing services; the currency in which funds from financing activities are generated; and the currency in which receipts from operating activities are usually retained. The functional currency of each entity in the Group is determined based on management’s assessment of the primary economic environment in which the entity operates. When the indicators are mixed and the functional currency is not obvious, management uses its judgement to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Impairment of non-financial assets

The Group assesses whether there are any indicators of impairment for all non-financial assets at the end of each reporting period. Non-financial assets with finite useful lives are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows. The calculations of value in use for an asset or cash-generating unit are most sensitive to the following assumptions: forecasted revenues, cost of revenue and operating expenses.

Development costs

Development costs are capitalized and amortized in accordance with the accounting policy for intangible assets in note 2.4 to the financial statements. Determining the amounts to be capitalized, the amortization period and the amortization method requires management to make assumptions regarding the expected future cash generation of the assets, the expected period of benefits, and the pattern in which the asset’s future economic benefits are expected to be consumed by the Group. These estimates are continually reviewed and updated based on past experience.

Fair value of financial instruments

The Group estimates fair values of warrant liabilities. The fair value of financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e., an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When the fair values of financial instruments recorded in the statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques that include the use of valuation models, including market-based valuation technique and binomial option pricing models. The inputs to these valuation models are taken from observable markets where possible, but where this is not possible, estimation is required in establishing fair values. Judgements and estimates include considerations of model inputs such as volatility, discount rates and non-performance risk. Information about the valuation on the Group’s derivatives and warrant liabilities is disclosed in notes 19, 20 and 21 to the financial statements.

The non-current financial asset represents an unlisted equity investment has been valued based on a market-based valuation technique as detailed in note 32 to the financial statements. The valuation requires the Group to determine the comparable public companies (peers) and select the price multiple. In addition, the Group makes estimates about the discount for illiquidity. The Group classifies the fair value of these investments as Level 3. Further details are included in note 10 to the financial statements.

Equity-settled share-based payment transactions

The Group measures the cost of equity-settled share-based payments with employees by reference to the fair value at the date at which they are granted. Judgement is required in determining the most appropriate valuation model for the equity-settled share-based payments, depending on the terms and conditions of the transactions. Management is also required to use judgement in determining the most appropriate inputs to the valuation model. The assumptions and model used are disclosed in note 25 to the financial statements. In addition, management is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Group’s forfeiture rate, management analyzed its historical forfeiture rate and the remaining lives of unvested options.

Revenue from internet leads generation and marketing service income – Estimating variable consideration

Variable consideration is recognized based on management’s best estimate of the user applications for products and/or services resulting from leads provided to financial institution customers through the Group’s platforms (i.e. estimated approval rates) prior to the actual approval of the applications by the financial institution customers. Management considers the historical application approval experience in making its estimates. Any variances between the accrued revenue and actual amounts billed are subsequently adjusted upon the confirmation of the amount with the financial institution customers.